Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 252	$ 256
Change in foreign exchange rates	(2)	2
Ending balance	223	252
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	868	827
Additions	13	31
Change in foreign exchange rates	(5)	7
Asset impairment charges	(1)
Transfers	0	3
Ending balance	875	868
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(616)	(571)
Change in foreign exchange rates	(2)	2
Amortization	38	43
Ending balance	(652)	(616)
Power sale contracts
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	114	129
Ending balance	96	114
Power sale contracts | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	272	269
Additions	0	0
Change in foreign exchange rates	(2)	3
Asset impairment charges	0
Transfers	0	0
Ending balance	270	272
Power sale contracts | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(158)	(140)
Change in foreign exchange rates	(1)	1
Amortization	17	17
Ending balance	(174)	(158)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	111	123
Ending balance	100	111
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	437	422
Additions	0	0
Change in foreign exchange rates	(2)	3
Asset impairment charges	(1)
Transfers	12	12
Ending balance	446	437
Software | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(326)	(299)
Change in foreign exchange rates	(1)	1
Amortization	21	26
Ending balance	(346)	(326)
Intangibles under development
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27	4
Ending balance	27	27
Intangibles under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	27	4
Additions	13	31
Change in foreign exchange rates	(1)	1
Asset impairment charges	0
Transfers	(12)	(9)
Ending balance	27	27
Intangibles under development | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Change in foreign exchange rates	0	0
Amortization	0	0
Ending balance	0	0
Coal rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Ending balance	0	0
Coal rights | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	132	132
Additions	0	0
Change in foreign exchange rates	0	0
Asset impairment charges	0
Transfers	0	0
Ending balance	132	132
Coal rights | Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(132)	(132)
Change in foreign exchange rates	0	0
Amortization	0	0
Ending balance	$ (132)	$ (132)